Other income, net	12 Months Ended
Dec. 31, 2021
Other income, net

14 Other income, net

	Year ended December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000

Exchange gain / (loss), Other income, netnet	77	101	(30)
Rental income	50	59	82
Government subsidies – Employment Support Scheme *	-	147	-

	127	307	52

* The amount represents salaries and wage subsidies granted under Anti-Epidemic Fund by the Government of the Hong Kong Special Administrative Region for the use of paying wages of employees from June to November 2020.

ZHEJIANG TIANLAN
Other income, net

16 Other income and other losses

Other income

	Year ended December 31,
	2021	2020	2019
	RMB’000	RMB’000	RMB’000

Compensation income	-	22,548	-
Gain on disposal of property, plant and equipment	39	-	39
Investment income	531	266	-
Amounts waived by payees	3,061	4,535	280
Reversal of allowance for doubtful accounts	183	6,463	-
Subsidy income from PRC government	7,780	5,834	5,957

	11,594	39,646	6,276

Other losses

	Year ended December 31,
	2021	2020	2019
	RMB’000	RMB’000	RMB’000

Bad debts written off	-	-	5,383
Impairment loss on contract assets	1,238	1,399	-
Impairment loss on long-term investments	-	1,340	-
Impairment loss on property, plant and equipment	-	2,742	-
Investment loss	-	-	241

	1,238	5,481	5,624